Expense Example - Dan IVES Wedbush AI Autocallable Income ETF - Dan IVES Wedbush AI Autocallable Income ETF	Oct. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252